PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS	12 Months Ended
Jan. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS [Text Block]

7. PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

a) Property and equipment

A summary of the Company's property and equipment is as follows:

	January 31, 2024	January 31, 2023
	$	$
Land	500,000	1,330,000
Leasehold improvements	2,027,182	1,775,896
Furniture and fixtures	361,580	468,696
Computer equipment	6,659	6,659
Machinery and equipment	2,399,226	2,450,919
	5,294,647	6,032,170
Less: accumulated depreciation	(1,861,553)	(1,347,052)
	3,433,094	4,685,118

Total depreciation expense for the year ended January 31, 2024 was $559,712 (2023 - $533,702). During the year ended January 31, 2024, $474,172 (2023 - $472,096) of the total depreciation expense was allocated to inventory. During the year ended January 31, 2024, the Company recorded impairment of property and equipment of $372,227 (2023 - $20,726). On January 31, 2024, the Company recognized impairment loss on land of $830,000 following completion of an appraisal completed subsequent to January 31, 2024.

b) Right-of-use assets

The Company's right-of-use assets result from its operating leases (Note 12) and consist of land and buildings used in the cultivation, processing, and warehousing of its products.